Notes to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2020
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Notes to the Consolidated Statement of Cash Flows

28. NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

(a) Major non-cash transactions

For the years ended December 31, 2020, 2019 and 2018, the Group had non-cash additions to right-of-use assets of US$491,000, US$2,163,000 and  US$4,280,000, and lease liabilities of US$491,000, US$ 2,163,000 and US$4,280,000, in respect of lease arrangements for buildings, respectively.

For the years ended December 31, 2019 and 2018, the Group had non-cash additions to property, plant and equipment of US$8,945,000 and US$7,280,000, respectively.

For the year ended December 31, 2019, Genscript Biotech Corporation utilized the balance due from the Group to settle the balance due to Genscript USA Incorporated in the amount of US$4,364,000.

For the year ended December 31, 2019, Genscript Biotech Corporation and Genscript USA Incorporated utilized the outstanding balance due from the Group to settle part of the outstanding balance due to the Group of US$19,510,000 and US$5,539,000, respectively.

For the year ended December 31, 2020, the Group had non-cash additions to finance costs of US$1,500,000 and other payable of US$1,500,000, in respect of expenses for convertible redeemable preferred shares.

For the year ended December 31, 2020, the Group had non-cash fair value loss of $79,984,000 of convertible redeemable preferred shares.

28. NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (CONTINUED)

(b) Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
		US$’000	US$’000
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373
At January 1, 2019	—	4,688	4,317
Additions of lease liabilities	—	—	6,840
Changes from financing cash flows	—	19,722	(5,056)
Non-cash transaction (note 28(a))	—	(24,374)	—
Interest expense	—	—	199
Interest paid classified as operating cash flows	—	—	(199)
Foreign exchange movement	—	(32)	(16)
At December 31, 2019	—	4	6,085
At January 1, 2018	—	1,968	269
Additions of lease liabilities	—	—	4,280
Changes from financing cash flows	—	2,720	(219)
Interest expense	—	—	82
Interest paid classified as operating cash flows	—	—	(82)
Foreign exchange movement	—	—	(13)
At December 31, 2018	—	4,688	4,317

28. NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (CONTINUED)

(c) Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Right-of-use assets
Within operating activities	195	199	82
Within financing activities	2,602	5,056	219
Short-term leases	69	272	—
	2,866	5,527	301